Long Term Payable (Tables)	12 Months Ended
Dec. 31, 2023
Long Term Payable [Abstract]
Schedule of Loans Payable Represented the Financial Liabilities Amount Due to Financial Lease	The loans payable consisted of the following:
	As of December 31,
	2023	2022
Long term payables:
Far East International Financial Leasing Co., Ltd. (“Far East”)	$598,112	$2,594,415
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”)	3,403,003	5,191,056
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”)	1,787,700	-
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. (“Guomao”)	1,904,891	-
Total	$7,693,706	7,785,471
Current portion	$4,710,644	$3,706,628
Non-current portion	$2,983,062	$4,078,843